Note 7 - Income Taxes	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Income Tax Disclosure [Text Block]

7. Income Taxes

Provision for Income Taxes

A reconciliation of the (benefit)/provision for income taxes is as follows:

	Years Ended December 31,
	2021		2020
	A$	%	A$	%
Loss before income taxes	(10,506,935)		(7,638,024)
Computed by applying income tax rate of home jurisdiction	(3,152,081)	30	(2,291,407)	30
Effect of tax rates in foreign jurisdictions	76,914	(1)	17,122	0
Research and development tax incentive	1,518,698	(15)	1,103,924	(14)
Disallowed expenses/(income):
Stock-based compensation	27,730	0	51,970	(1)
Amortization expense	(490,891)	5	(625,381)	8
Other	49,441	0	12,011	0
Change in valuation allowance	1,970,189	(19)	1,731,761	(23)
Income tax expense/(benefit)	0	0	0	0

The components of our loss before income taxes as either domestic or foreign is as follows:

	Years Ended December 31,
	2021	2020
	A$	A$
Foreign	52,186	(489,187)
Domestic	(10,559,121)	(7,148,837)
	(10,506,935)	(7,638,024)

Deferred Tax Assets and Liabilities

	Years Ended December 31,
	2021	2020
	A$	A$
Deferred tax assets:
Operating loss carry forwards	5,676,365	5,232,734
Depreciation and amortization	1,366,666	2,030,293
Asset retirement obligations	816,378	820,440
Employee entitlements	204,712	181,222
Accruals	1,692,194	1,082,516
Decline in value of patents	1,070,959	1,121,593
Unrealized exchange loss	56,706	(88,319)
Other	(3,750)	(4,423)
Total deferred tax assets	10,880,230	10,376,056
Valuation allowance for deferred tax assets	(10,689,001)	(9,693,936)
Net deferred tax asset	191,229	682,120

Deferred tax liabilities:
Intangible assets	3,242,066	3,732,957
Total deferred tax liabilities	3,242,066	3,732,957
Net deferred tax liabilities	3,050,837	3,050,837

Significant components of deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. A valuation allowance has been established, as realization of such assets is not more likely than not.

At December 31, 2021 the Company has A$18,921,216 (A$17,315,505 as at December 31, 2020) of accumulated tax losses available for carry forward against future earnings, which under Australian tax laws do not expire but may not be available under certain circumstances. The Company also has A$3,374,776 (A$3,374,776 at December 31, 2020) of non-refundable R&D tax offset as at December 31, 2021. The R&D tax offset is a non-refundable tax offset, which assists to reduce a company’s tax liability. Once the liability has been reduced to zero, any excess offset may be carried forward into future income years. UBI has US tax losses available for carry forward against future earnings of nil as of December 31, 2021 (nil as of December 31, 2020). HRL has Canadian tax losses available for carry forward against future earnings of CAD$120,376 and CAD$779,887 as at December 31, 2021 and 2020, respectively.